Subsequent Events	6 Months Ended	11 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Subsequent Events

Subsequent to June 30, 2012, the Company issued Units of its securities in a private placement to accredited investors. The price of these units was $0.10 per unit. Each unit consists of one share of common stock and one three year Series D Warrant. Each Series D Warrant entitles the holder to purchase one share of common stock at an exercise price of $0.25 per share. We received gross proceeds of $255,000.

On July 23, 2012 the Company issued 900,000 shares of common stock valued at $90,000, ($0.10 per share) based on contemporaneous stock sales to a consultant, as compensation for services to be rendered to it under the terms of a three year Advisory Agreement.

On August 1, 2012 the Company entered into an three year Advisory Agreement with Dr. David Greenfield pursuant to which it engaged him to provide various advisory services to us including, (i) brand advisory services to evaluate existing practices or establish new processes, (ii) corporate and product brand identity strategy development, (iii) corporate positioning, (iv) brand architecture analysis and system development, (v) advertising strategy development, (vi) creative and strategic resource identification and management, and (vii) new business support, as well as such additional related services as we may request from time to time. As compensation for these services, the Company issued him 450,000 shares of its common stock valued at $45,000.

On August 6, 2012 the Company entered into an Investor Relations and Consulting Agreement with Acorn Management Partners, L.L.C. Under the terms of this six-month agreement, the Company engaged the firm to provide various consulting services to it and as compensation agreed to issue the firm and its designee an aggregate of 600,000 shares of our common stock valued at $60,000 ($.10 per share) based on contemporaneous stock sales and to reimburse the firm for its out of pocket expenses. After 90 days, the agreement may be terminated by the Compay, in its sole discretion, upon seven days notice; however, in the event the Company should terminate it is not entitled to a refund of any of the compensation. The Company also granted the consultant piggy-back registration rights for the shares issued as compensation.

Subsequent Events

On January 20, 2012, the Company entered into a three-year employment with our new Chief Operating Officer. Under the terms of this agreement, the Company agreed to pay our Chief Operating Officer an annual salary of $150,000. As additional compensation, the Company granted options to purchase an aggregate of 3,000,000 shares of our common stock at an exercise price of $0.75 per share, which vest quarterly over three-year beginning on August 1, 2012. Our Chief Operating Officer may be terminated upon his death or disability and with or without cause. In the event we should terminate his employment upon his death or disability, he is entitled to his then current base salary for a period of three months from the date of termination and all vested options remain exercisable through the original terms of the options. In the event we should terminate the agreement for cause or if he should resign, he is entitled to payment of his base salary through the date of termination. At our option we may terminate his employment without cause. If we terminate him without cause within six months from the date of the agreement, he is not entitled to any compensation and all granted but unvested options immediately terminate. In the event we should terminate him without cause after the six-month anniversary of the employment agreement, he is entitled to payment of his then base salary and bonus through the date of termination together with three months’ salary payable in a lump sum on the date of termination and all vested options remain exercisable through the original option term.

On January 20, 2012, the Company issued 450,000 Units of its securities in a private placement to two accredited investors. The price of these Units was $0.50 per unit. Each Unit consists of one share of common stock and one three year Series C Warrant. Each Series C Warrant entitles the holder to purchase one share of common stock at an exercise price of $0.50 per share. Upon 30 days’ notice, we have the right to call the warrants at $0.0001 per warrant if our stock is currently quoted for trading in the over the counter market, the closing price of our common stock is $.50 or more for five consecutive trading days and there is an effective registration statement covering the resale of the shares of common stock underlying the Series C Warrants. We received proceeds of $225,000.

On January 24, 2012, the Company entered into a 4% convertible promissory note with its Chief Operating Officer in the amount of $40,000. The note is due on January 24, 2013 prior to the expiration date and the Company has the option to convert the principle and accrued interest into shares of the Company’s common at $0.10.

On February 3, 2012, the Company agreed to amend a May 18, 2011 consulting agreement to pay the consultant an additional $30,000 upon receipt of additional funding.

On February 8, 2011, the Company issued its Chief Financial Operating Officer an additional grant of options to purchase an aggregate of 1,000,000 shares of our common stock at an exercise price of $0.75 per share, which vest quarterly over three-years beginning on February 8, 2012.

On February 15, 2012, the Company engaged an investment banking firm to serve as our exclusive financial advisor. Under the terms of the one year agreement, the investment banker will provide the Company with financial advisory and investment banking services for an annual fee of $60,000. The Company has agreed to reimburse the investment banking firm for its expenses incurred in connection with the engagement and to pay it certain additional transactional fees. The Company has also granted the investment bank firm the right to serve as our investment banker for any private or public offering of our securities and in certain other transactions, upon such terms as the parties may mutually agree.

Subsequent to December 31, 2011, the Company issued to various employees an additional grant of options to purchase an aggregate of 300,000 shares of our common stock at an exercise price of $.75 per share which vest quarterly over three years.